FAIR VALUE MEASUREMENTS - ASC 480-10-50-2 Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Aug. 18, 2026	Aug. 03, 2026	Jul. 16, 2026	Jul. 01, 2026	Jun. 16, 2026	Jun. 01, 2026
FAIR VALUE MEASUREMENTS
Debt instrument convertible conversion price	$ 1
Floor price	$ 0.64
Settlement Agreement, Maximum Number Of Shares Issuable	4,618,359
Subsequent events
FAIR VALUE MEASUREMENTS
Installment in the remaining tranche		$ 533,333	$ 533,333	$ 533,333	$ 533,333	$ 533,333	$ 533,333
Installment in the final tranche		$ 289,083
Base case scenario
FAIR VALUE MEASUREMENTS
Remaining obligation	$ 2,955,750
Share issued	265,042
Aggregate fair value	$ 3,477,353
Debt instrument convertible conversion price	$ 11.15
Percentage Of Market Price Used To Determine Conversion Price	85.00%
Decrease in stock price trigger	$ 0.32
Conversion price	$ 0.2732
Additional shares to be issued	6,563
Default scenario
FAIR VALUE MEASUREMENTS
Share issued	300,381
Aggregate fair value	$ 3,941,000